Note 5 - Fair Value Measurements - Schedule of Plan's Assets (Details) - EBP 27-1560715 001 [Member] - USD ($)		Dec. 31, 2025	Dec. 31, 2024
Common stock of Investar Holding Corporation		$ 30,415,279	$ 25,745,741
EBP, Employer, Common Stock [Member]
Common stock of Investar Holding Corporation		3,939,628	3,189,189
EBP, Employer, Common Stock [Member] | Fair Value, Inputs, Level 1 [Member]
Common stock of Investar Holding Corporation		3,939,628	3,189,189
EBP, Employer, Common Stock [Member] | Fair Value, Inputs, Level 2 [Member]
Common stock of Investar Holding Corporation		0	0
EBP, Employer, Common Stock [Member] | Fair Value, Inputs, Level 3 [Member]
Common stock of Investar Holding Corporation		0	0
Mutual Fund [Member]
Common stock of Investar Holding Corporation		3,368,470	2,364,044
Mutual Fund [Member] | Fair Value, Inputs, Level 1 [Member]
Common stock of Investar Holding Corporation		3,368,470	2,364,044
Mutual Fund [Member] | Fair Value, Inputs, Level 2 [Member]
Common stock of Investar Holding Corporation		0	0
Mutual Fund [Member] | Fair Value, Inputs, Level 3 [Member]
Common stock of Investar Holding Corporation		0	0
Non Pooled Accounts [Member]
Common stock of Investar Holding Corporation		7,308,098	5,553,233
Non Pooled Accounts [Member] | Fair Value, Inputs, Level 1 [Member]
Common stock of Investar Holding Corporation		7,308,098	5,553,233
Non Pooled Accounts [Member] | Fair Value, Inputs, Level 2 [Member]
Common stock of Investar Holding Corporation		0	0
Non Pooled Accounts [Member] | Fair Value, Inputs, Level 3 [Member]
Common stock of Investar Holding Corporation		0	0
EBP, Pooled Separate Account [Member]
Common stock of Investar Holding Corporation	[1]	$ 23,107,181	$ 20,192,508

[1]	The pooled separate accounts are measured using NAV and, in accordance with the guidance in ASC 820-10, have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the statements of net assets available for benefits.